(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted (losses) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Weighted average number of ordinary shares outstanding	1,727,119,228	1,171,663,430	1,102,373,814
(Losses) earnings per share from discontinued operations - basic		$ 0.02	$ 0
Numerator:
Net income (losses) from discontinued operations attributable to ordinary shareholders		$ 18,927	$ (3,326)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
Denominator used for earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
Common Class A
Numerator:
Net income (losses) from discontinued operations -basic		$ 18,927	$ (3,326)
Denominator:
Weighted average number of ordinary shares outstanding	1,727,119,129	1,171,663,331	1,102,373,715
(Losses) earnings per share from discontinued operations - basic		$ 0.02	$ 0
Numerator:
Net income (losses) from discontinued operations - diluted		$ 18,927	$ (3,326)
Net income (losses) from discontinued operations attributable to ordinary shareholders		$ 18,927	$ (3,326)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,727,119,129	1,171,663,331	1,102,373,715
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
(Losses) earnings per share from discontinued operations-diluted		$ 0.02	$ 0
(Losses) earnings from discontinued operations per ADS:
Denominator used for (losses) earnings per ADS - basic	17,271,191	11,716,633	11,023,737
Denominator used for (losses) earnings per ADS - diluted	17,271,192	11,716,634	11,023,738
(Losses) earnings from discontinued operations per ADS - basic		$ 1.61	$ (0.3)
(Losses) earnings from discontinued operations per ADS - diluted		$ 1.61	$ (0.3)
Common Class B
Denominator:
Weighted average number of ordinary shares outstanding	99	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for earnings (losses) per share	99	99	99